INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES
Schedule of inventories
	At December 31,
	2012	2013
Raw materials	$43,541,594	$88,367,032
Work-in-process	43,240,832	35,015,711
Finished goods	168,097,308	236,194,291
Total inventories	$254,879,734	$359,577,034